Equity-Based Compensation	12 Months Ended
Oct. 03, 2020
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation
Note 14—Equity-Based Compensation
Incentive Unit Grant Agreements
Our Parent has granted profits interests to our employees through Incentive Unit Grant Agreements. The units have economic characteristics similar to stock options and have the right to share in the appreciation of the equity value of our Parent. The sole asset of our Parent is indirect ownership of Leslie’s, Inc. We concluded such units are classified as equity awards. The awards are spread over two tiers, a service-based (time) award tier and a performance-based award tier; the service-based awards vest over a four-year period at a rate of 25% annually on each anniversary of the date of grant. The performance-based awards vest based on performance conditions as defined in the Incentive Unit Grant Agreements. We recognized equity-based compensation on a straight-line basis for service-based awards.
The fair value of the awards is estimated on the date of grant using the Black-Scholes option pricing model, which treats the Incentive Unit Grant Agreements as implicit call options with exercise prices determined based on their respective rights to participate in distributions. The Black-Scholes option pricing model requires the use of a number of assumptions, including expected volatility, risk-free interest rate, expected dividends, and expected term. Expected volatility is based on the historic volatility of a basket of certain publicly traded comparable companies. The expected term of the awards is equal to the vesting term and represents the estimated period of time until liquidity. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the unit. Our Parent does not intend to pay any dividends in the future to ultimate shareholders who hold the type of security subject to the unit arrangement. Due to the absence of a public market for our Parent’s equity, the fair value of the profit interests has historically been determined by the General Partner of our Parent on each grant date.
For fiscal 2020, 2019 and 2018, we recognized $1.8 million, $2.1 million and $1.8 million in compensation expense related to service-based Incentive Unit Grants. The performance-based Incentive Unit Grants were not deemed probable of achievement as of October 3, 2020, September 28, 2019 or September 29, 2018 and no expense has been recorded.
The fair value of Incentive Units granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions. A summary of Incentive Unit activity and assumptions are as follows:

Fiscal Year Ended	October 3, 2020	September 28, 2019	September 29, 2018
Expected volatility	23.5%	22.9%	21.0%
Risk-free interest rate	1.4%	2.5%	2.2%
Dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	4.0	4.0	4.0
Weighted-average grant date fair value per Incentive Unit	$1.87	$1.69	$1.54
We granted 3,111,783 service-based Incentive Units and 2,868,892 performance-based Incentive Units during fiscal 2020. We granted 2,040,923 service-based Incentive Units and 1,360,615 performance-based Incentive Units during fiscal 2019. We granted 612,000 service-based Incentive Units and 408,000 performance-based Incentive Units during fiscal 2018.
A summary of Incentive Unit activity is as follows:

Number of Incentive Units
Outstanding, September 30, 2017	7,841,743
Granted	1,020,000
Exercised	—
Forfeited	(915,750)

Outstanding, September 29, 2018	7,945,993
Granted	3,401,538
Exercised	—
Forfeited	(1,084,750)

Outstanding, September 28, 2019	10,262,781
Granted	5,980,675
Exercised	—
Forfeited	(2,976,250)
Outstanding, October 3, 2020	13,267,206

Vested, September 29, 2018	1,163,512
Vested, September 28, 2019	1,993,273
Vested, October 3, 2020	3,196,606
The amount of unrecognized equity-based compensation for unvested service-based Incentive Units was $6.7 million as of October 3, 2020, which is expected to be recognized over approximately four years.